Document and Entity Information	Feb. 24, 2020
Cover [Abstract]
Entity Registrant Name	UNITED BANKSHARES INC/WV
Amendment Flag	false
Entity Central Index Key	0000729986
Document Type	8-K
Document Period End Date	Feb. 24, 2020
Entity Incorporation State Country Code	WV
Entity File Number	002-86947
Entity Tax Identification Number	55-0641179
Entity Address, Address Line One	300 United Center
Entity Address, Address Line Two	500 Virginia Street
Entity Address, Address Line Three	East
Entity Address, City or Town	Charleston
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25301
City Area Code	(304)
Local Phone Number	424-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $2.50 per share
Trading Symbol	UBSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false